Annual Total Returns - BlackRock Technology Opportunities Fund (SERVICE) [BarChart] - Service - BlackRock Technology Opportunities Fund - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(11.17%)
Annual Return 2012	7.38%
Annual Return 2013	45.22%
Annual Return 2014	8.80%
Annual Return 2015	11.35%
Annual Return 2016	7.80%
Annual Return 2017	49.85%
Annual Return 2018	2.02%
Annual Return 2019	43.85%
Annual Return 2020	86.25%